RECEIVABLES (Details) - USD ($)	Feb. 28, 2022	Nov. 30, 2021
Accounts receivable	$ 153,521	$ 512,041
Sales tax receivable	283,244	266,464
Other receivables	14,010
Receivables	$ 450,775	$ 778,505